Document and Entity Information	18 Months Ended
Feb. 28, 2014
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 28, 2014
Trading Symbol	enrt
Entity Registrant Name	Enertopia Corp.
Entity Central Index Key	0001346022
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY